Dividends	12 Months Ended
Dec. 31, 2015
Dividends
Dividends

12. Dividends

In June 2014, the Shanghai E-Cheng’s subsidiaries (Yidezeng, Yidezhen, and Yidezhao) declared a cash dividend on the accumulated undistributed earnings to the original shareholders of these entities. Scepter recorded a dividend payable of $5,119,632 for the net amount to be distributed to the shareholders, $3,964,649 of which was paid in 2014 and the residual was paid in January 2016.